                   SUPPLEMENT DATED JANUARY 11, 1999 TO THE
                        PROSPECTUS DATED JUNE 29, 1998

                               ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST II
                     Nuveen California Municipal Bond Fund
                 Nuveen California Insured Municipal Bond Fund
                Nuveen Flagship Connecticut Municipal Bond Fund
                   Nuveen Massachusetts Municipal Bond Fund
               Nuveen Massachusetts Insured Municipal Bond Fund
                Nuveen Flagship New Jersey Municipal Bond Fund
                 Nuveen Flagship New York Municipal Bond Fund
                  Nuveen New York Insured Municipal Bond Fund

                               ----------------

  Nuveen is modifying the ways you can eliminate paying a sales charge when purchasing Class A shares of the funds. As of January 11, 1999, you will no longer be able to purchase Class A shares at net asset value without a sales charge using redemption proceeds from funds unaffiliated with Nuveen. The other methods of eliminating the Class A sales charge described under "How to Reduce Your Sales Charge" in each fund's prospectus will continue to be available.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE
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                   SUPPLEMENT DATED JANUARY 11, 1999 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 29, 1998

                               ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST II
                     Nuveen California Municipal Bond Fund
                 Nuveen California Insured Municipal Bond Fund
                Nuveen Flagship Connecticut Municipal Bond Fund
                   Nuveen Massachusetts Municipal Bond Fund
               Nuveen Massachusetts Insured Municipal Bond Fund
                Nuveen Flagship New Jersey Municipal Bond Fund
                 Nuveen Flagship New York Municipal Bond Fund
                  Nuveen New York Insured Municipal Bond Fund

                               ----------------

  As of January 11, 1999, Nuveen is making the following changes relating to the purchase of shares of the funds.

  1. The initial minimum investment for a systematic investment plan has been lowered from $3,000 to $50 per share class per fund.

  2. For purposes of purchasing shares through a group purchase program, the initial minimum investment for each participant will be lowered from $3,000 to $50 per share class per fund, provided that the group initially invests at least $3,000 in the fund.

  3. The ability to purchase load-waived Class A shares using redemption proceeds from funds unaffiliated with Nuveen has been eliminated.

  4. Investors will be able to buy Class A shares at net asset value without a sales charge by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios (formerly Nuveen Unit Trusts). You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

                      PLEASE RETAIN FOR FUTURE REFERENCE